UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2017

This information must be preceded or accompanied by a

current prospectus. Investors should read the prospectus

carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund, the Russell 2000 Value Index (the “Benchmark”) and the Russell 2000 Index for trailing periods ending April 30, 2017, were as follows:

	6 Months Ended 4/30/17	1 Year Ended 4/30/17*	3 Years Ended 4/30/17*	Since Inception*
LSV Small Cap Value Fund, Institutional Class Shares	18.24%	25.21%	9.97%	15.23%

Benchmark:
Russell 2000 Value Index	18.26	27.18	8.71	11.91

Broad Market:
Russell 2000 Index	18.37	25.63	9.03	12.41

*Periods longer than 1-year are annualized; inception date 2/28/13; net of fees.

Institutional Class Shares performance as of 3/31/17: 25.07% (1 year) and 15.19% (Annualized Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets as represented by the S&P 500 Index rallied over the trailing six-month period and were up 13.32%. Small cap stocks outperformed large caps over the period after a significant post-election rally to finish off 2016—the Russell 2000 Index was up 18.37%. Value stocks, however, broadly underperformed over the period as the Benchmark was up 18.26%. The LSV Small Cap Value Fund (the “Fund”) advanced 18.24%. U.S. markets posted gains thanks in large part to the “Trump bump” following the November election. Although investors appear skeptical of the U.S. administration’s ability to pass policy agenda, the prospects of the Donald Trump’s tax reform plans were widely welcomed. Additionally, domestic macroeconomic data and corporate earnings results have proven supportive and further bolstered investor sentiment. Thanks to the improved economic outlook, the Federal Reserve raised interest rates by 25 basis points at the March FOMC meeting, with the expectation of additional increases later in 2017. This period saw a sharp reversal in leadership in markets from the first half of 2016 as more cyclical sectors rebounded while defensive sectors lagged.

Performance attribution indicates that stock selection underperformed the Benchmark and while sector selection added value for the period. From a stock selection perspective, deeper value stocks within Consumer Discretionary and Health Care sectors performed particularly poorly and our holdings underperformed. From a sector perspective, the bulk of the excess return contribution came from our underweight positions in Utilities and Energy. Top individual contributors included overweights to Applied Optoelectronics, MoneyGram, Kulicke & Soffa, and Banc of California. Main individual detractors included overweights to AmTrust Financial, Convergys and Endurance Specialty Holdings as well as an underweight to Advanced Micro Devices.

The Fund continues to trade as of April 30, 2017 at a significant discount to the overall market as well as to the Benchmark. The Fund is trading at 13.0x forward earnings compared to 20.0x for the Benchmark, 1.5x book compared to 1.6x for the Benchmark and 8.0x cash flow compared to 12.9x for the Benchmark. The portfolio is yielding 2.1% on the 12-month dividend yield. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary and Industrials sectors while underweight the Utilities and Real Estate sectors.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2017	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments
LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (98.4%)
Aerospace & Defense (1.4%)
AAR	29,900	$1,076
Moog, Cl A*	20,700	1,421
National Presto Industries	3,873	404
Triumph Group	32,600	854
Wesco Aircraft Holdings*	50,200	610

		4,365

Air Freight & Logistics (1.0%)
Air Transport Services Group*	42,100	774
Atlas Air Worldwide Holdings*	25,000	1,450
Park-Ohio Holdings	22,300	878

		3,102

Aircraft (1.6%)
Alaska Air Group	5,200	443
Hawaiian Holdings*	31,500	1,710
SkyWest	73,900	2,749

		4,902

Alternative Carriers (0.8%)
Iridium Communications*	162,200	1,719
magicJack VocalTec*	100,200	822

		2,541

Apparel Retail (1.7%)
American Eagle Outfitters	78,900	1,112
Children’s Place	13,600	1,561
Express*	58,800	508
Finish Line, Cl A	73,500	1,162
Shoe Carnival	29,100	738
Stein Mart	48,600	120

		5,201

Apparel/Textiles (0.1%)
Vera Bradley*	43,600	399

LSV Small Cap Value Fund

	Shares	Value (000)
Asset Management & Custody Banks (2.2%)
BlackRock Capital Investment	143,700	$1,053
Fifth Street Finance	102,966	473
Hercules Capital	76,000	1,179
Legg Mason	48,000	1,794
Medallion Financial	38,816	79
New Mountain Finance	55,900	833
PennantPark Investment	192,100	1,539

		6,950

Automotive (3.2%)
American Axle & Manufacturing Holdings*	36,500	642
Cooper Tire & Rubber	22,700	869
Cooper-Standard Holdings*	18,000	2,035
Dana	139,800	2,715
Modine Manufacturing*	101,800	1,232
Stoneridge*	61,100	1,198
Tower International	51,800	1,404

		10,095

Automotive Retail (1.6%)
Group 1 Automotive*	16,300	1,124
Murphy USA*	20,400	1,419
Penske Automotive Group	37,170	1,773
Sonic Automotive, Cl A	43,954	862

		5,178

Banks (21.0%)
1st Source	700	34
Banc of California	71,500	1,552
Banco Latinoamericano de Comercio Exterior, Cl E	41,600	1,193
BankUnited*	84,354	2,977
Berkshire Hills Bancorp	31,921	1,197
Bofl Holding*	30,900	738
Bryn Mawr Bank	22,200	952
Camden National	49,987	2,137
Cathay General Bancorp	43,900	1,670
Central Pacific Financial	50,876	1,591
Citizens & Northern	18,060	420
Community Trust Bancorp	5,300	238
Dime Community Bancshares	100,521	1,955
Enterprise Financial Services	21,100	891
Federal Agricultural Mortgage, Cl C	18,700	1,067
Fidelity Southern	74,700	1,682
Financial Institutions	11,500	385
First Busey	17,700	530
First Commonwealth Financial	193,500	2,498
First Defiance Financial	17,800	955
First Interstate BancSystem, Cl A	43,500	1,642

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Banks (continued)
First Merchants	21,100	$873
Flagstar Bancorp*	36,200	1,059
Flushing Financial	24,600	725
Fulton Financial	158,700	2,928
Great Southern Bancorp	24,200	1,214
Hancock Holding	25,100	1,172
Hanmi Financial	64,300	1,868
Heartland Financial USA	19,600	941
Heritage Financial	21,870	577
Hilltop Holdings*	76,300	2,122
HomeStreet*	22,400	582
Hope Bancorp*	93,235	1,707
Horizon Bancorp	28,650	773
IBERIABANK	20,100	1,595
International Bancshares	30,400	1,137
Lakeland Bancorp	31,100	605
LegacyTexas Financial Group*	19,200	726
MainSource Financial Group	4,990	171
MidSouth Bancorp	49,541	756
OFG Bancorp	113,400	1,327
Old National Bancorp	55,600	934
Opus Bank	46,300	1,044
Peoples Bancorp	41,441	1,387
Popular	20,700	868
Republic Bancorp, Cl A	5,330	192
S&T Bancorp	31,200	1,122
Southside Bancshares	18,000	625
TCF Financial*	153,400	2,533
TriCo Bancshares	50,743	1,799
Union Bankshares	31,300	1,072
United Financial Bancorp	111,700	1,929
Walker & Dunlop*	26,100	1,171
Washington Federal	32,100	1,082
WesBanco	17,000	677

		65,597

Biotechnology (0.5%)
AMAG Pharmaceuticals*	33,900	827
Emergent BioSolutions*	20,300	607

		1,434

Building & Construction (1.4%)
Beazer Homes USA*	74,700	927
CalAtlantic Group	48,100	1,742
KB Home	59,200	1,220
Meritage Homes*	16,700	650

		4,539

Business Services (0.4%)
Avis Budget Group*	39,800	1,214

Chemicals (1.5%)
A Schulman	45,191	1,430

LSV Small Cap Value Fund

	Shares	Value (000)
Chemicals (continued)
FutureFuel	40,800	$631
Kraton*	28,846	944
OMNOVA Solutions*	38,553	366
Stepan	15,000	1,272

		4,643

Commercial Printing (0.9%)
Deluxe	24,855	1,787
Ennis	50,140	883
LSC Communications	1,111	29
RR Donnelley & Sons	2,963	37

		2,736

Commercial Services (2.0%)
Convergys	78,100	1,758
CSG Systems International	29,800	1,118
NeuStar, Cl A*	22,200	737
Sykes Enterprises*	84,300	2,513

		6,126

Commodity Chemicals (1.4%)
Cabot	27,900	1,679
Trinseo	41,900	2,782

		4,461

Computer & Electronics Retail (0.1%)
Rent-A-Center, Cl A	36,300	388

Computers & Services (0.6%)
DHI Group*	72,600	280
Eastman Kodak*	46,400	510
Super Micro Computer*	39,200	956

		1,746

Construction & Engineering (1.3%)
Aegion, Cl A*	20,000	457
Chicago Bridge & Iron	27,000	812
MYR Group*	26,000	1,099
Tutor Perini*	52,100	1,607

		3,975

Consumer Products (0.9%)
American Outdoor Brands*	77,900	1,725
Johnson Outdoors, Cl A	27,800	1,010

		2,735

Distributors (0.1%)
VOXX International, Cl A*	55,400	360

Diversified REIT’s (1.2%)
Gladstone Commercial	18,500	413
Lexington Realty Trust	119,687	1,217
Select Income	80,800	2,025

		3,655

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Education Services (0.5%)
DeVry Education Group	39,600	$1,499

Electrical Services (2.2%)
Avista	36,700	1,481
Black Hills	10,500	714
Portland General Electric	52,800	2,394
Spark Energy, Cl A	36,327	1,304
Unitil	17,700	857

		6,750

Financial Services (0.9%)
Donnelley Financial Solutions*	1,111	25
Nelnet, Cl A	23,500	1,058
Piper Jaffray	10,600	663
Regional Management*	32,800	650
World Acceptance*	6,100	323

		2,719

Food Distributors (0.4%)
SpartanNash	37,800	1,391

Food, Beverage & Tobacco (1.9%)
Omega Protein	59,600	1,201
Sanderson Farms	22,000	2,547
Seneca Foods, Cl A*	22,900	852
SUPERVALU*	95,100	390
Universal	12,300	903

		5,893

Footwear (0.2%)
Deckers Outdoor*	10,300	614

Forest Products (0.3%)
Boise Cascade*	31,400	958

General Merchandise Stores (0.2%)
Big Lots	11,200	565

Health Care Equipment (0.9%)
Exactech*	21,300	631
Integer Holdings*	62,900	2,312

		2,943

Health Care Facilities (1.6%)
HealthSouth	28,400	1,332
Kindred Healthcare	56,500	542
LifePoint Hospitals*	42,100	2,617
Select Medical Holdings*	39,800	547

		5,038

Health Care REIT’s (0.6%)
Sabra Health Care	73,500	1,998

LSV Small Cap Value Fund
	Shares	Value (000)
Health Care Services (0.5%)
AMN Healthcare Services*	39,600	$1,618

Homefurnishing Retail (0.7%)
Aaron’s	34,600	1,244
Haverty Furniture	37,700	929

		2,173

Hotel & Resort REIT’s (1.2%)
DiamondRock Hospitality	102,300	1,126
FelCor Lodging Trust	272,100	2,109
Xenia Hotels & Resorts	23,800	416

		3,651

Hotels & Lodging (0.4%)
Marcus	34,300	1,159

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	27,226	811

Human Resource & Employment Services (0.9%)
Kelly Services, Cl A	50,700	1,132
Kforce	81,300	1,845

		2,977

Insurance (4.8%)
American Financial Group	13,100	1,275
American National Insurance	6,200	725
AmTrust Financial Services	59,500	955
Aspen Insurance Holdings	12,500	654
CNO Financial Group	164,900	3,474
Hanover Insurance Group	25,300	2,233
HCI Group	25,930	1,237
Heritage Insurance Holdings	41,500	502
Magellan Health*	14,500	998
MGIC Investment*	141,400	1,490
Primerica	11,300	947
Universal Insurance Holdings	23,500	612

		15,102

Leasing & Renting (0.6%)
Aircastle*	74,900	1,769

Leisure Facilities (0.1%)
RCI Hospitality Holdings	19,700	328

Life Sciences Tools & Services (0.3%)
PAREXEL International*	15,200	970

Machinery (3.2%)
American Railcar Industries	23,300	977
Briggs & Stratton	46,300	1,157
Columbus McKinnon	21,900	572

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Machinery (continued)
Global Brass & Copper Holdings	45,600	$1,626
Hurco	16,500	479
Hyster-Yale Materials Handling	9,900	595
LB Foster, Cl A	13,300	189
Meritor*	74,800	1,332
NACCO Industries, Cl A	873	74
Oshkosh	14,600	1,013
Timken	19,100	922
Wabash National	54,100	1,232

		10,168

Metal & Glass Containers (0.5%)
Owens-Illinois*	76,200	1,663

Mortgage REIT’s (3.0%)
AG Mortgage Investment Trust	57,200	1,084
Apollo Commercial Real Estate Finance	66,900	1,290
Dynex Capital	150,700	1,043
MFA Financial	182,900	1,520
New York Mortgage Trust	150,100	962
PennyMac Mortgage Investment Trust	59,100	1,057
Redwood Trust	62,500	1,067
Two Harbors Investment	70,300	702
Western Asset Mortgage Capital	58,425	615

		9,340

Office Equipment (2.2%)
ACCO Brands*	126,500	1,803
Herman Miller	53,000	1,754
Pitney Bowes	103,400	1,374
Steelcase, Cl A	118,600	2,022

		6,953

Office REIT’s (0.7%)
Brandywine Realty Trust	24,300	412
Franklin Street Properties	76,700	930
Mack-Cali Realty	24,500	663
Parkway	9,475	191

		2,196

Oil & Gas Equipment & Services (0.6%)
Dawson Geophysical*	2,932	15
Hornbeck Offshore Services*	8,600	29
Matrix Service*	47,100	553
McDermott International*	116,400	761
Newpark Resources*	36,400	279
PHI*	23,600	277

		1,914

LSV Small Cap Value Fund
	Shares	Value (000)
Oil & Gas Storage & Transportation (0.5%)
Aegean Marine Petroleum Network	66,200	$738
DHT Holdings	101,700	487
Navios Maritime Acquisition	133,402	226

		1,451

Paper & Paper Products (1.2%)
Clearwater Paper*	16,000	778
Domtar	32,800	1,300
PH Glatfelter	73,000	1,570

		3,648

Personal Products (0.4%)
Medifast	10,200	472
Nutraceutical International	21,000	666

		1,138

Petroleum & Fuel Products (1.7%)
Green Plains	46,200	1,063
Parker Drilling*	55,200	91
PBF Energy, Cl A	22,300	498
Renewable Energy Group*	136,000	1,421
Rowan, Cl A*	19,200	270
Unit*	47,400	1,019
VAALCO Energy*	50,400	50
World Fuel Services	27,800	1,024

		5,436

Pharmaceuticals (0.7%)
Lannett*	55,200	1,435
Sucampo Pharmaceuticals, Cl A*	62,300	633

		2,068

Printing & Publishing (0.5%)
CSS Industries	18,400	485
Libbey	44,400	466
Time	32,300	491

		1,442

Real Estate Investment Trusts (REITs) (0.4%)
Summit Hotel Properties	79,900	1,321

Reinsurance (0.9%)
Maiden Holdings	74,805	924
Validus Holdings	33,300	1,841

		2,765

Research & Consulting Services (0.5%)
CRA International	8,568	325
Navigant Consulting*	47,000	1,127

		1,452

Residential REIT’s (0.5%)
Independence Realty Trust	120,694	1,111

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Residential REIT’s (continued)
Preferred Apartment Communities, Cl A	43,689	$618

		1,729

Retail (2.2%)
Big 5 Sporting Goods	51,100	787
Bloomin’ Brands	57,800	1,254
Brinker International*	26,100	1,153
Dillard’s, Cl A	10,400	576
GNC Holdings, Cl A	25,200	196
Ingles Markets, Cl A	16,700	780
Office Depot	389,100	1,934
Stage Stores	36,300	104

		6,784

Retail REIT’s (0.8%)
CBL & Associates Properties	43,800	405
Getty Realty	32,200	825
Washington Prime Group	136,600	1,202

		2,432

Semi-Conductors/Instruments (4.1%)
Amkor Technology*	239,200	2,818
Benchmark Electronics*	39,200	1,243
IXYS	32,900	459
Key Tronic*	3,500	27
Kimball Electronics*	7,868	136
Kulicke & Soffa Industries*	67,700	1,511
Photronics*	83,058	955
Plexus*	3,400	177
Sanmina*	65,900	2,455
TTM Technologies*	115,600	1,934
Vishay Precision Group*	43,600	750
ZAGG*	58,400	414

		12,879

Specialized Consumer Services (0.2%)
Carriage Services, Cl A	29,338	802

Specialized REIT’s (2.3%)
Ashford Hospitality Prime	64,800	686
Ashford Hospitality Trust	146,506	916
Chatham Lodging Trust	50,100	970
CorEnergy Infrastructure Trust	35,600	1,299
Hersha Hospitality Trust, Cl A	32,500	599
Hospitality Properties Trust	75,000	2,387
Sunstone Hotel Investors	33,816	504

		7,361

Technology Distributors (1.6%)
ePlus*	12,400	884
Insight Enterprises*	18,100	762

LSV Small Cap Value Fund
	Shares	Value (000)
Technology Distributors (continued)
ScanSource*	40,200	$1,588
SYNNEX	2,300	249
Tech Data*	15,900	1,521

		5,004

Telephones & Telecommunications (1.6%)
Applied Optoelectronics*	34,600	1,709
Black Box	23,500	232
NETGEAR*	33,800	1,594
Plantronics	24,800	1,354

		4,889

Textiles (0.3%)
Unifi*	39,300	1,103

Thrifts & Mortgage Finance (0.5%)
Radian Group	98,200	1,658

Trucking (0.9%)
ArcBest	36,600	968
Ryder System	26,000	1,766

		2,734

Wireless Telecommunication Services (0.0%)
Spok Holdings	7,069	127

TOTAL COMMON STOCK (Cost $275,823)		307,725

	Face Amount (000)
Repurchase Agreement (2.5%)
Morgan Stanley 0.630%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $7,900 (collateralized by various US Treasury Bonds and Notes, par values ranging from $0 to $6,588, coupon ranging from 1.000% to 3.000%, and maturity ranging from 05/15/18 to 11/15/46; with total market value $8,058)	$7,900	7,900

TOTAL REPURCHASE AGREEMENT (Cost $7,900)		7,900

Total Investments – 100.9% (Cost $283,723)		$315,625

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

Percentages are based on Net Assets of $312,833 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$307,725	$—	$—	$307,725
Repurchase Agreement	—	7,900	—	7,900

Total Investments in Securities	$307,725	$7,900	$—	$315,625

For the six months ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2017	(Unaudited)

LSV Small Cap Value Fund

Assets:
Investments at Value (Cost $283,723)	$315,625
Receivable for Investment Securities Sold	1,284
Receivable for Capital Shares Sold	827
Dividends and Interest Receivable	195
Prepaid Expenses	28

Total Assets	317,959

Liabilities:
Payable for Investment Securities Purchased	4,464
Payable for Capital Shares Redeemed	455
Payable due to Administrator	14
Payable due to Distributor	4
Payable due to Trustees	1
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	188

Total Liabilities	5,126

Net Assets	$312,833

Net Assets Consist of:
Paid-in Capital	$268,812
Undistributed Net Investment Income	445
Accumulated Net Realized Gain on Investments	11,674
Net Unrealized Appreciation on Investments	31,902

Net Assets	$312,833

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($290,092 ÷ 18,871,357 shares)(1)	$15.37

Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($22,741 ÷ 1,484,985 shares)(1)	$15.31

(1)	Shares have not been rounded.

Amounts designated as “—“ have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2017	(Unaudited)

LSV Small Cap Value Fund

Investment Income:
Dividend Income	$2,318
Interest Income	11
Foreign Taxes Withheld	(1)

Total Investment Income	2,328

Expenses:
Investment Advisory Fees	869
Administration Fees	75
Distribution Fees - Investor Class	21
Trustees’ Fees	3
Chief Compliance Officer Fees	1
Transfer Agent Fees	31
Registration and Filing Fees	16
Professional Fees	12
Printing Fees	10
Custodian Fees	10
Insurance and Other Fees	5

Total Expenses	1,053
Less: Fees Paid Indirectly — (see Note 4)	—

Net Expenses	1,053

Net Investment Income	1,275

Net Realized Gain on Investments	11,678
Net Change in Unrealized Appreciation (Depreciation) on Investments	23,600

Net Realized and Unrealized Gain on Investments	35,278

Net Increase in Net Assets Resulting from Operations	$36,553

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets (000)

For the six month period April 30, 2017 (Unaudited)

And for the year ended October 31, 2016

	LSV Small Cap Value Fund
	11/1/2016 to	11/1/2015 to
	04/30/2017	10/31/2016

Operations:
Net Investment Income	$1,275	$2,602
Net Realized Gain on Investments	11,678	2,859
Net Change in Unrealized Appreciation (Depreciation) on Investments	23,600	7,692

Net Increase in Net Assets Resulting from Operations	36,553	13,153

Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(2,862)	(1,841)
Investor Class Shares	(172)	(4)

Net Realized Gain:
Institutional Class Shares	(2,527)	(1,969)
Investor Class Shares	(155)	(5)

Total Dividends and Distributions	(5,716)	(3,819)

Capital Share Transactions:
Institutional Class Shares:
Issued	106,426	90,971
Reinvestment of Dividends and Distributions	5,233	3,808
Redeemed	(35,620)	(27,875)

Net Increase from Institutional Class Shares Transactions	76,039	66,904

Investor Class Shares:
Issued	20,728	7,366
Reinvestment of Dividends and Distributions	327	8
Redeemed	(5,565)	(1,650)

Net Increase from Investor Class Shares Transactions	15,490	5,724

Net Increase in Net Assets Derived from Capital Share Transactions	91,529	72,628

Total Increase in Net Assets	122,366	81,962

Net Assets:
Beginning of Year or Period	190,467	108,505

End of Year or Period (including undistributed net investment income of $445 and $2,204, respectively)	$312,833	$190,467

Shares Transactions:
Institutional Class :
Issued	7,031	7,331
Reinvestment of Dividends and Distributions	335	313
Redeemed	(2,347)	(2,189)

Total Institutional Class Share Transactions	5,019	5,455

Investor Class :
Issued	1,364	587
Reinvestment of Dividends and Distributions	21	1
Redeemed	(369)	(132)

Total Investor Class Share Transactions	1,016	456

Net Increase in Shares Outstanding	6,035	5,911

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2017 (Unaudited) and for the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class Shares
2017*	$13.30	$0.08	$2.35	$2.43	$(0.18)	$(0.18)	$(0.36)	$15.37	18.24%	$290,092	0.83%	0.83%	1.05%	16%
2016	12.90	0.22	0.62	0.84	(0.21)	(0.23)	(0.44)	13.30	6.81	184,260	0.85	0.88	1.74	23
2015	13.49	0.22	(0.16)	0.06	(0.12)	(0.53)	(0.65)	12.90	0.38	108,332	0.85	0.93	1.71	15
2014	12.30	0.17	1.69	1.86	(0.18)	(0.49)	(0.67)	13.49	15.77	58,782	0.85	1.09	1.35	27
2013**	10.00	0.11	2.19	2.30	—	—	—	12.30	23.00	24,894	0.85	1.39	1.50	31
Investor Class Shares
2017*	$13.26	$0.05	$2.35	$2.40	$(0.17)	$(0.18)	$(0.35)	$15.31	18.06%	$22,741	1.08%	1.08%	0.68%	16%
2016	12.87	0.19	0.61	0.80	(0.18)	(0.23)	(0.41)	13.26	6.49	6,207	1.10	1.13	1.48	23
2015	13.48	0.20	(0.17)	0.03	(0.11)	(0.53)	(0.64)	12.87	0.14	173	1.10	1.18	1.49	15
2014***	13.42	0.06	–	0.06	—	—	—	13.48	0.45	161	1.10	1.39	1.17	27

*	For the six month period ended April 30, 2017. All ratios for the period have been annualized.
**	Commenced operations on February 28, 2013. All ratios for the period have been annualized.
***	Commenced operations on June 10, 2014. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2017	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Small Cap Value Fund Investor Class Shares commenced operations on June 10, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2017, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components

Notes to Financial Statements

April 30, 2017	(Unaudited)

of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan
Stanley	$ 7,900	$ 7,900	$ —	$ —

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating

Notes to Financial Statements

April 30, 2017	(Unaudited)

expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $75,497 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2017, the Fund incurred $21,354 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2017 the Fund earned $16 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2018.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2017, were as follows (000):

Purchases	$122,994
Sales	$39,040

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements

April 30, 2017	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2016 and 2015 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2016	$2,601	$1,218	$3,819
2015	2,339	767	3,106

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$3,987
Undistributed Long-Term Capital Gain	922
Unrealized Appreciation	8,275

Total Distributable Earnings	$13,184

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2016.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 283,723	$47,024	$(15,122)	$31,902

8. Other:

At April 30, 2017, 64% of total shares outstanding for the Institutional Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. April 30, 2017, 99% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were mostly comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/16	04/30/17	Ratios	Period*

LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,182.40	0.83%	$4.49
Investor Class Shares	1,000.00	1,180.60	1.08	5.84

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
Investor Class Shares	1,000.00	1,019.44	1.08	5.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge ii upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-006-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017